Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Registrant Name	dei_EntityRegistrantName	FEDERATED WORLD INVESTMENT SERIES INC
Central Index Key	dei_EntityCentralIndexKey	0000918199
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 24, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2020
Prospectus Date	rr_ProspectusDate	Feb. 29, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A